UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02671

DWS Municipal Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  2/29/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 29, 2012 (Unaudited)

DWS Managed Municipal Bond Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 95.3%
Alabama 0.9%
Alabama, State Public School & College Authority, Capital Improvement, 5.0%, 12/1/2023	35,000,000	40,151,300
Phoenix County, AL, Industrial Development Revenue, Industrial Development Board, AMT, 6.35%, 5/15/2035	4,000,000	4,002,360

		44,153,660
Alaska 0.2%
Alaska, State Industrial Development & Export Authority Revenue, Providence Health Services, Series A, 5.5%, 10/1/2041	11,000,000	12,307,680
Arizona 1.6%
Arizona, Health Facilities Authority Revenue, Banner Health System, Series D, 5.375%, 1/1/2032	12,000,000	13,003,560
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032	1,600,000	1,612,576
5.0%, 12/1/2037	8,405,000	8,416,935
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, 5.0%, 10/1/2030	6,250,000	7,384,625
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Series A, 5.0%, 7/1/2040	22,775,000	24,200,943
Series A, 5.25%, 7/1/2033	20,885,000	22,960,342

		77,578,981
Arkansas 0.2%
North Little Rock, AR, Electric Revenue, Series A, 6.5%, 7/1/2015, INS: NATL	10,780,000	11,529,641
California 16.0%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	585,000	700,181
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	320,000	397,808
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series E-1, 0.1% **, 4/1/2045, LOC: Bank of Tokyo-Mitsubishi UFJ	8,400,000	8,400,000
Series F-1, 5.5%, 4/1/2043	13,000,000	14,380,470
Series F-1, 5.625%, 4/1/2044	11,500,000	12,987,410
California, Educational Facilities Authority Revenue, University of Southern California, Series A, 5.0%, 10/1/2038	6,925,000	7,670,892
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2045, INS: AGC	10,275,000	10,346,308
California, Health Facilities Financing Authority Revenue, Adventist Health System, Series A, 5.75%, 9/1/2039	5,000,000	5,574,500
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West:
Series A, 6.0%, 7/1/2034	10,000,000	11,615,700
Series A, 6.0%, 7/1/2039	7,500,000	8,601,975
California, Infrastructure & Economic Development Bank Revenue, California Independent Systems Operator Corp., Series A, 6.25%, 2/1/2039	7,800,000	8,657,610
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	15,315,000	19,834,916
California, State General Obligation:
Series B-5, 0.09% **, 5/1/2040, LOC: Barclays Bank PLC	3,000,000	3,000,000
5.0%, 9/1/2032	10,000,000	10,686,900
6.25%, 11/1/2034	20,655,000	24,824,005
California, State General Obligation, Various Purposes:
5.0%, 6/1/2023, INS: AGMC	25,000,000	28,661,250
5.0%, 3/1/2027	8,000,000	8,654,000
5.0%, 12/1/2031, INS: NATL	1,045,000	1,094,982
5.125%, 11/1/2024	5,000,000	5,320,850
5.25%, 9/1/2026	18,765,000	22,129,002
5.25%, 9/1/2030	5,000,000	5,708,850
5.25%, 10/1/2032	17,000,000	19,279,190
6.0%, 4/1/2038	22,915,000	26,584,608
6.0%, 11/1/2039	50,000,000	58,435,500
6.5%, 4/1/2033	58,440,000	71,978,795
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	10,000,000	11,750,000
California, State Public Works Board, Lease Revenue, Department of Corrections, Series C, 5.5%, 6/1/2021	2,500,000	2,595,100
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2029	2,000,000	2,328,360
California, State Public Works Board, Lease Revenue, Department of Mental Health:
Series A, 5.5%, 6/1/2021	5,275,000	5,661,869
Series A, 5.5%, 6/1/2022	1,400,000	1,502,676
California, State Revenue Lease, Public Works Board, Department of Corrections:
Series C, 5.0%, 6/1/2025	2,500,000	2,561,675
Series C, 5.5%, 6/1/2020	5,000,000	5,283,500
California, State University Revenue, Series A, 5.25%, 11/1/2038	10,000,000	11,044,300
Contra Costa County, CA, Multi-Family Housing Revenue, Creekview Apartments, Series B, 144A, AMT, 0.15% **, 7/1/2036, LIQ: Freddie Mac	6,000,000	6,000,000
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series A, 5.0%, 6/1/2037, INS: AMBAC	13,085,000	14,311,457
Foothill, CA, Eastern Corridor Agency, Toll Road Revenue:
Series A, ETM, Zero Coupon, 1/1/2015	10,000,000	9,869,000
Series A, ETM, Zero Coupon, 1/1/2017	5,000,000	4,786,250
Series A, ETM, Zero Coupon, 1/1/2018	21,890,000	20,348,068
Fremont, CA, Certificates of Participation, Refinancing Capital, 0.14% **, 8/1/2038, LOC: U.S. Bank NA	2,760,000	2,760,000
Los Angeles County, CA, Multi-Family Housing Authority Revenue, Canyon Country Villas Project, Series H, 0.15% **, 12/1/2032, LIQ: Freddie Mac	5,300,000	5,300,000
Los Angeles, CA, Community College District, Election of 2008, Series C, 5.25%, 8/1/2039 (a)	12,000,000	13,779,360
Los Angeles, CA, Department of Airports Revenue, Series A, 5.25%, 5/15/2039	5,000,000	5,551,450
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2040	25,000,000	27,570,500
Los Angeles, CA, Department of Water & Power Revenue, Power Systems, Series A-3, 0.1% **, 7/1/2035, SPA: Scotiabank	1,750,000	1,750,000
Los Angeles, CA, Wastewater Systems Revenue, Series C, 144A, 0.14% **, 6/1/2028, LOC: JPMorgan Chase Bank NA	1,400,000	1,400,000
Murrieta Valley, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 9/1/2014, INS: FGIC, NATL	4,235,000	4,101,259
Oakland, CA, Special Assessment Revenue, Oakland Convention Centers, 5.5%, 10/1/2014, INS: AMBAC	2,000,000	2,128,220
Oakland-Alameda County, CA, Coliseum Authority Lease Revenue Project, Series C-1, 0.12% **, 2/1/2025, LOC: Bank of New York Mellon, California State Teachers Retirement	2,800,000	2,800,000
Orange County, CA, Airport Revenue:
Series A, 5.25%, 7/1/2039	16,000,000	17,553,440
Series B, 5.25%, 7/1/2039	12,000,000	13,189,320
Roseville, CA, School District General Obligation, Junior High, Series B, Zero Coupon, 8/1/2015, INS: FGIC, NATL	1,000,000	957,500
Sacramento, CA, Municipal Utility District, Electric Revenue:
Series U, 5.0%, 8/15/2026, INS: AGMC	10,455,000	11,877,821
Series U, 5.0%, 8/15/2028, INS: AGMC	8,175,000	9,192,624
San Diego County, CA, Regional Airport Authority Revenue, Series A, 5.0%, 7/1/2034	7,000,000	7,561,400
San Diego, CA, Community College District General Obligation, Election of 2002, 5.25%, 8/1/2033	5,000,000	5,784,900
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	6,100,000	6,867,990
San Diego, CA, School District General Obligation, Series A, Zero Coupon, 7/1/2014, INS: FGIC, NATL	1,000,000	978,420
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series 37C, 0.12% **, 5/1/2029, LOC: Union Bank NA	2,895,000	2,895,000
Series 32-G, 5.0%, 5/1/2026, INS: FGIC, NATL	8,565,000	9,652,498
Series F, 5.0%, 5/1/2035	27,500,000	29,768,200
Series E, 6.0%, 5/1/2039	35,000,000	40,493,600
San Francisco, CA, City & County Certificates of Participation, Multiple Capital Improvement Projects, Series A, 5.25%, 4/1/2031	7,860,000	8,549,401
San Joaquin County, CA, County General Obligation Lease, Facilities Project, 5.5%, 11/15/2013, INS: NATL	2,680,000	2,756,058
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue:
Series A, Zero Coupon, 1/15/2013, INS: NATL	35,295,000	33,665,077
Series A, Zero Coupon, 1/15/2014, INS: NATL	14,905,000	13,409,730
Ukiah, CA, School District General Obligation Lease, Zero Coupon, 8/1/2015, INS: FGIC, NATL	2,000,000	1,874,480
Walnut, CA, Energy Center Authority Revenue, Series A, 5.0%, 1/1/2040	10,000,000	10,566,700

		788,302,905
Colorado 3.6%
Colorado, E-470 Public Highway Authority Revenue:
Series B, Zero Coupon, 9/1/2016, INS: NATL	5,000,000	4,251,450
Series A-1, 5.5%, 9/1/2024, INS: NATL	4,000,000	4,322,800
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	15,000,000	14,020,350
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co., Inc.	30,000,000	37,520,400
Colorado, State Building Excellent Schools Today, Certificates of Participation, Series G, 5.0%, 3/15/2032	8,630,000	9,643,766
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2014, INS: NATL	6,380,000	5,866,793
Series B, Zero Coupon, 9/1/2015, INS: NATL	17,120,000	15,141,099
Series B, Zero Coupon, 9/1/2017, INS: NATL	8,000,000	6,511,360
Series B, Zero Coupon, 9/1/2018, INS: NATL	20,560,000	15,817,219
Series B, Zero Coupon, 9/1/2019, INS: NATL	36,500,000	26,415,415
Series B, Zero Coupon, 9/1/2020, INS: NATL	7,000,000	4,768,330
Series A, 5.75%, 9/1/2014, INS: NATL	14,700,000	15,939,063
Douglas County, CO, School District General Obligation, 7.0%, 12/15/2013, INS: NATL	2,500,000	2,784,050
University of Colorado, Enterprise Revenue, 5.25%, 6/1/2036	11,500,000	13,310,215

		176,312,310
Connecticut 0.8%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	13,000,000	14,475,240
Connecticut, State Health & Educational Facilities Authority Revenue, Hartford Healthcare, Series A, 5.0%, 7/1/2041	20,000,000	21,011,400
Greenwich, CT, Multi-Family Housing Revenue, 6.35%, 9/1/2027	2,640,000	2,567,558

		38,054,198
District of Columbia 0.9%
District of Columbia, Core City General Obligation, Series B3, 5.5%, 6/1/2012, INS: NATL	340,000	344,311
District of Columbia, Income Tax Secured Revenue, Series G, 5.0%, 12/1/2036	27,475,000	31,207,479
District of Columbia, National Public Radio Revenue, Series A, 5.0%, 4/1/2035	5,000,000	5,408,900
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 5.5%, 10/1/2023, INS: AGMC	5,000,000	6,628,450

		43,589,140
Florida 4.9%
Clearwater, FL, Water & Sewer Revenue, Series A, 5.25%, 12/1/2039	2,000,000	2,240,860
FL, Jacksonville Electric Authority, Water & Sewer Revenue, Series A, 5.0%, 10/1/2032	5,000,000	5,647,950
Florida, Village Center Community Development District, Utility Revenue, ETM, 6.0%, 11/1/2018, INS: FGIC	1,250,000	1,512,063
Fort Pierce, FL, Utilities Authority Revenue, Series B, Zero Coupon, 10/1/2018, INS: AMBAC	2,000,000	1,693,020
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, ETM, 6.5%, 8/15/2019, INS: NATL	1,000,000	1,248,780
Jacksonville, FL, Health Facilities Authority, ETM, 11.5%, 10/1/2012	85,000	90,609
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,885,765
Marco Island, FL, Utility Systems Revenue:
Series A, 5.0%, 10/1/2034	1,000,000	1,093,720
Series A, 5.0%, 10/1/2040	1,000,000	1,083,010
Melbourne, FL, Water & Sewer Revenue, ETM, Zero Coupon, 10/1/2016, INS: FGIC	1,350,000	1,293,435
Miami-Dade County, FL, Aviation Revenue:
Series B, 5.0%, 10/1/2035, INS: AGMC	15,000,000	15,996,450
Series A, 5.5%, 10/1/2041	30,000,000	33,261,000
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series C, AMT, 5.25%, 10/1/2022, INS: AGMC	20,000,000	22,085,600
Series A-1, 5.375%, 10/1/2035	1,000,000	1,114,850
Series A-1, 5.375%, 10/1/2041	19,290,000	21,415,951
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	6,700,000	7,247,256
Miami-Dade County, FL, Sales & Special Tax Revenue:
Series A, Zero Coupon, 10/1/2014, INS: NATL	2,195,000	1,963,537
Series A, Zero Coupon, 10/1/2022, INS: NATL	7,000,000	4,008,970
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	17,800,000	19,633,400
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project, 5.75%, 10/1/2043	10,000,000	10,696,600
Orange County, FL, Health Facilities Authority Revenue:
Series 2006-A, 6.25%, 10/1/2016, INS: NATL	1,100,000	1,241,999
Series 2006-A, ETM, 6.25%, 10/1/2016, INS: NATL	70,000	82,812
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
Series B, 5.25%, 12/1/2029, INS: AGMC	6,500,000	7,140,120
Series A, 6.25%, 10/1/2018, INS: NATL	500,000	605,360
Series C, 6.25%, 10/1/2021, INS: NATL	6,000,000	7,409,520
Orange County, FL, Health Facilities Authority, Orlando Regional Facilities, Series A, ETM, 6.25%, 10/1/2016, INS: NATL	2,830,000	3,347,975
Orlando & Orange County, FL, Expressway Authority Revenue:
Series C, 5.0%, 7/1/2035	16,215,000	17,611,760
Series A, 5.0%, 7/1/2040	11,895,000	12,857,781
6.5%, 7/1/2012, INS: FGIC, NATL	1,000,000	1,019,490
Orlando, FL, Special Assessment Revenue, Conroy Road Interchange Project, Series A, 5.8%, 5/1/2026	480,000	480,120
Palm Beach County, FL, Airport Systems Revenue:
5.75%, 10/1/2013, INS: NATL	3,770,000	4,034,164
5.75%, 10/1/2014, INS: NATL	755,000	836,985
Palm Beach County, FL, Criminal Justice Facilities Revenue, 7.2%, 6/1/2015, INS: FGIC, NATL	110,000	129,854
Port St. Lucie, FL, Utility System Revenue:
5.0%, 9/1/2035, INS: AGC	2,600,000	2,807,090
5.25%, 9/1/2035, INS: AGC	3,000,000	3,294,840
Sunrise, FL, Water & Sewer Revenue, Utility Systems, ETM, 5.5%, 10/1/2018, INS: AMBAC (a)	12,500,000	14,933,250
Tallahassee, FL, Energy System Revenue, 5.5%, 10/1/2016, INS: AMBAC	1,005,000	1,202,694
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020, INS: NATL	2,075,000	2,315,908
Tampa, FL, Utility Tax Revenue, Zero Coupon, 10/1/2014, INS: AMBAC	3,165,000	3,042,166

		239,606,714
Georgia 5.3%
Atlanta, GA, Airport Revenue, Series A, 5.0%, 1/1/2035	2,470,000	2,652,731
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue, 5.0%, 7/1/2039	5,000,000	5,419,200
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019, INS: FGIC, NATL	13,000,000	16,153,020
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.375%, 11/1/2039, INS: AGMC	40,000,000	44,465,600
Burke County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp. Vogtle Project:
Series A, 5.3%, 1/1/2033, INS: AGMC	10,000,000	10,895,800
Series B, 5.5%, 1/1/2033	4,000,000	4,321,360
De Kalb County, GA, Water & Sewer Revenue:
Series A, 5.25%, 10/1/2032	2,180,000	2,506,629
Series A, 5.25%, 10/1/2033	3,635,000	4,150,843
Series A, 5.25%, 10/1/2036	11,115,000	12,470,919
Series A, 5.25%, 10/1/2041	13,000,000	14,519,180
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare:
Series A, 5.375%, 2/15/2040	8,225,000	8,841,381
Series A, 5.5%, 2/15/2045	20,000,000	21,722,400
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019	17,440,000	19,197,080
Series B, 5.0%, 3/15/2019	5,000,000	5,390,050
Series A, 5.0%, 3/15/2020	2,700,000	2,965,383
Series B, 5.0%, 3/15/2020	5,000,000	5,347,300
Series A, 5.0%, 3/15/2022	17,340,000	18,934,413
Series A, 5.5%, 9/15/2023	5,000,000	5,445,700
Series A, 5.5%, 9/15/2024	4,635,000	5,060,447
Series A, 5.5%, 9/15/2027	5,000,000	5,486,900
Series A, 5.5%, 9/15/2028	5,000,000	5,464,350
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, 6.5%, 8/1/2038, INS: AGC	18,700,000	21,375,222
Georgia, Municipal Electric Authority Power Revenue:
Series 2005-Y, 6.4%, 1/1/2013, INS: AMBAC	1,045,000	1,088,179
Series Y, ETM, 6.4%, 1/1/2013, INS: AMBAC	75,000	78,520
Series W, 6.6%, 1/1/2018, INS: NATL	11,035,000	12,537,857
Georgia, Private Colleges & Universities Authority, Emory University, Series B-2, 0.13% **, 9/1/2035	3,800,000	3,800,000
Georgia, Water & Sewer Revenue, Municipal Electric Authority Power Revenue, Series W, ETM, 6.6%, 1/1/2018, INS: NATL	190,000	228,201

		260,518,665
Hawaii 0.7%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2039	16,800,000	18,011,112
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	6,000,000	6,683,040
Honolulu City & County, HI, Wastewater Systems Revenue, Series A, 5.25%, 7/1/2036	10,285,000	11,916,510

		36,610,662
Idaho 0.2%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	10,060,000	11,751,891
Illinois 11.0%
Channahon, IL, Morris Hospital Revenue, Series D, 0.14% **, 12/1/2032, LOC: U.S. Bank NA	2,400,000	2,400,000
Chicago, IL, Core City General Obligation:
Zero Coupon, 1/1/2017, INS: FGIC, NATL	20,000,000	17,832,200
Series A, 5.375%, 1/1/2013, INS: NATL	5,605,000	5,762,613
Chicago, IL, General Obligation:
Series B, 5.125%, 1/1/2015, INS: AMBAC	1,960,000	2,121,269
Series A, 5.25%, 1/1/2035	10,125,000	11,062,879
Chicago, IL, O'Hare International Airport Revenue:
Series A-2, AMT, 5.75%, 1/1/2019, INS: AGMC	12,975,000	13,842,768
Third Lien, Series A, 5.75%, 1/1/2039	13,650,000	15,692,586
Third Lien, Series B, 6.0%, 1/1/2041	25,000,000	29,187,000
Series C, 6.5%, 1/1/2041	26,700,000	32,190,054
Chicago, IL, Sales & Special Tax Revenue, 5.375%, 1/1/2014, INS: AMBAC	2,155,000	2,270,012
Chicago, IL, School District General Obligation Lease, Board of Education:
Series A, 6.0%, 1/1/2016, INS: NATL	11,025,000	12,821,744
Series A, 6.0%, 1/1/2020, INS: NATL	46,340,000	55,111,235
Series A, 6.25%, 1/1/2015, INS: NATL	22,180,000	23,913,145
Chicago, IL, Water & Sewer Revenue:
Zero Coupon, 11/1/2012, INS: FGIC, NATL	6,350,000	6,327,902
Zero Coupon, 11/1/2018, INS: AMBAC	5,165,000	4,262,520
Chicago, IL, Water Revenue, 5.0%, 11/1/2023, INS: AGMC	10,000,000	11,180,300
Cook County, IL, County General Obligation, 6.5%, 11/15/2014, INS: FGIC, NATL	18,560,000	21,257,882
Illinois, Finance Authority Revenue, Advocate Health Care Network:
Series B, 5.375%, 4/1/2044	5,500,000	5,901,170
Series A, 5.5%, 4/1/2044	5,500,000	5,956,995
Series D, 6.5%, 11/1/2038	4,085,000	4,720,258
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	16,000,000	16,643,520
Illinois, Finance Authority Revenue, Memorial Health Systems:
5.5%, 4/1/2034	12,100,000	13,005,443
5.5%, 4/1/2039	4,800,000	5,101,824
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038	22,990,000	24,590,564
Illinois, Finance Authority Revenue, Park Place of Elmhurst, Series D-3, 6.25%, 8/15/2015	5,000,000	4,972,300
Illinois, Finance Authority Revenue, Roosevelt University Project, 6.5%, 4/1/2044	10,000,000	10,891,000
Illinois, Higher Education Revenue, Zero Coupon, 4/1/2015, INS: NATL	3,300,000	3,159,948
Illinois, Hospital & Healthcare Revenue, Health Facilities Authority:
5.2%, 9/1/2012	1,000,000	1,002,900
6.25%, 8/15/2013, INS: NATL	1,275,000	1,321,512
Series A, 6.25%, 1/1/2015, INS: AMBAC	7,355,000	7,929,720
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Capital Appreciation:
Zero Coupon, 6/15/2013, INS: NATL	4,045,000	3,971,583
ETM, Zero Coupon, 6/15/2013, INS: NATL	3,520,000	3,500,886
Illinois, Municipal Electric Agency Power Supply:
Series A, 5.25%, 2/1/2023, INS: FGIC, NATL	3,500,000	3,944,815
Series A, 5.25%, 2/1/2024, INS: FGIC, NATL	2,500,000	2,801,850
Illinois, Pollution Control Revenue, Development Finance Authority, 5.85%, 1/15/2014, INS: AMBAC	5,000,000	5,376,000
Illinois, Project Revenue, Zero Coupon, 1/1/2014, INS: AGMC	17,975,000	17,444,738
Illinois, Project Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2016, INS: FGIC, NATL	10,000,000	9,128,000
Illinois, Railsplitter Tobacco Settlement Authority Revenue, 6.0%, 6/1/2028	17,315,000	19,408,210
Illinois, Regional Transportation Authority:
Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	8,971,830
Series A, 6.7%, 11/1/2021, INS: FGIC, NATL	25,800,000	31,372,542
Illinois, Sales & Special Tax Revenue:
6.25%, 12/15/2020, INS: AMBAC	6,975,000	8,032,898
Series P, 6.5%, 6/15/2013	790,000	819,949
Illinois, Special Assessment Revenue, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 12/15/2018, INS: NATL	6,660,000	5,495,765
Joliet, IL, Higher Education Revenue, College Assistance Corp., North Campus Extension Center Project, 6.7%, 9/1/2012, INS: NATL	645,000	658,990
Kane Cook & Du Page Counties, IL, School District General Obligation, Series B, Zero Coupon, 1/1/2013, INS: AGMC	1,095,000	1,086,098
Lake Cook Kane & McHenry Counties, IL, School District General Obligation, 6.3%, 12/1/2017, INS: AGMC	1,885,000	2,426,165
Lake County, IL, Higher Education Revenue, District No. 117:
Series B, Zero Coupon, 12/1/2013, INS: FGIC, NATL	5,880,000	5,592,115
Series B, Zero Coupon, 12/1/2014, INS: FGIC, NATL	5,985,000	5,509,791
Will County, IL, County General Obligation:
Series B, Zero Coupon, 12/1/2012, INS: FGIC, NATL	2,480,000	2,473,924
Series B, Zero Coupon, 12/1/2013, INS: FGIC, NATL	12,030,000	11,886,602
Series B, Zero Coupon, 12/1/2014, INS: FGIC, NATL	10,255,000	10,000,266
Will County, IL, School District General Obligation, Community Unit School District No. 365-U, Series B, ETM, Zero Coupon, 11/1/2015, INS: AGMC	8,000,000	7,757,760

		540,094,040
Indiana 1.4%
Indiana, Electric Revenue, Municipal Power Agency, Series B, 5.5%, 1/1/2016, INS: NATL	10,160,000	11,257,381
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	5,230,000	6,075,168
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	2,100,000	1,826,139
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
Series D, 5.75%, 11/15/2012	4,580,000	4,599,053
ETM, 6.0%, 7/1/2012, INS: NATL	1,535,000	1,563,693
ETM, 6.0%, 7/1/2013, INS: NATL	1,620,000	1,734,075
ETM, 6.0%, 7/1/2014, INS: NATL	1,720,000	1,927,153
ETM, 6.0%, 7/1/2015, INS: NATL	1,825,000	2,128,641
6.0%, 7/1/2016, INS: NATL	465,000	531,407
ETM, 6.0%, 7/1/2016, INS: NATL	1,470,000	1,809,100
6.0%, 7/1/2017, INS: NATL	490,000	568,684
ETM, 6.0%, 7/1/2017, INS: NATL	1,560,000	1,990,154
6.0%, 7/1/2018, INS: NATL	520,000	609,586
ETM, 6.0%, 7/1/2018, INS: NATL	1,655,000	2,159,047
Indiana, State Finance Authority, Environmental Revenue, Duke Energy Indiana Project, Series A-3, 0.12% **, 12/1/2039, LOC: Mizuho Corporate Bank	4,425,000	4,425,000
Indiana, State Finance Authority, Wastewater Utility Revenue, First Lien, Series A, 5.25%, 10/1/2038	8,000,000	8,921,200
Indiana, State Transportation Finance Authority, Series A, 5.75%, 6/1/2012, INS: AMBAC	2,570,000	2,605,055
Indiana, Transportation/Tolls Revenue, Series A, 7.25%, 6/1/2015	2,525,000	2,779,520
St. Joseph County, IN, Educational Facilities Revenue, Notre Dame du Lac Project, 5.0%, 3/1/2036	10,000,000	10,933,500

		68,443,556
Kansas 0.2%
Kansas, Pollution Control Revenue, Development Financing Authority, Series II, 5.5%, 11/1/2017	1,000,000	1,261,890
Kansas, State Department of Transportation Highway Revenue, Series B-3, 0.13% **, 9/1/2019, SPA: Barclays Bank PLC	3,800,000	3,800,000
Wichita, KS, Hospital Revenue, Facilities Improvement, Series III-A, 5.0%, 11/15/2034	3,590,000	3,773,664

		8,835,554
Kentucky 1.6%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 0.12% **, 8/1/2027, LOC: Sumitomo Mitsui Banking	5,500,000	5,500,000
Jeffersontown, KY, Lease Program Revenue, Kentucky League of Cities Funding Trust, 0.14% **, 3/1/2030, LOC: U.S. Bank NA	2,350,000	2,350,000
Kentucky, Economic Development Finance Authority, Health Systems Revenue, Norton Healthcare:
Series C, 5.6%, 10/1/2012, INS: NATL	9,110,000	9,357,245
Series C, 5.7%, 10/1/2013, INS: NATL	5,495,000	5,866,297
Series C, ETM, 5.7%, 10/1/2013, INS: NATL	2,750,000	2,967,553
Series C, 5.8%, 10/1/2014, INS: NATL	3,420,000	3,674,653
Series C, Prerefunded, 5.8%, 10/1/2014, INS: NATL	1,710,000	1,874,399
Series C, 5.85%, 10/1/2015, INS: NATL	3,490,000	3,742,851
Series C, Prerefunded, 5.85%, 10/1/2015, INS: NATL	1,745,000	1,914,143
Series C, 5.9%, 10/1/2016, INS: NATL	4,330,000	4,633,230
Series C, Prerefunded, 5.9%, 10/1/2016, INS: NATL	2,170,000	2,382,052
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	11,000,000	12,457,500
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2038, INS: AGC	4,500,000	4,939,920
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	15,000,000	15,473,400

		77,133,243
Louisiana 0.6%
East Baton Rouge, LA, Sewer Commission Revenue, Series A, 5.25%, 2/1/2039	10,000,000	11,070,500
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,343,700
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	12,000,000	12,442,800

		28,857,000
Maine 0.2%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.0%, 7/1/2040	9,650,000	10,303,305
Maine, State Housing Authority, Mortgage Revenue, Series B-3, AMT, 0.2% **, 11/15/2038, SPA: State Street Bank & Trust Co.	1,000,000	1,000,000

		11,303,305
Maryland 0.5%
Baltimore, MD, Project Revenue, Waste Water Projects, Series A, 5.0%, 7/1/2036	2,770,000	3,158,853
Baltimore, MD, Sales & Special Tax Revenue, Series A, 5.9%, 7/1/2012, INS: FGIC	3,100,000	3,155,459
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2016	1,000,000	876,890
Series A, 5.0%, 12/1/2031	20,000,000	13,018,200
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, 6.75%, 7/1/2039	3,400,000	4,081,020

		24,290,422
Massachusetts 5.3%
Massachusetts, Bay Transportation Authority Revenue, Series B, 6.2%, 3/1/2016	10,000,000	11,119,000
Massachusetts, Higher Education Revenue, College Building Authority Project, Series A, 7.5%, 5/1/2014	5,500,000	5,920,530
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General Hospital, Series F, ETM, 6.25%, 7/1/2012, INS: AMBAC	170,000	173,526
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	4,420,000	3,994,354
Massachusetts, Port Authority Revenue, ETM, 13.0%, 7/1/2013	445,000	490,297
Massachusetts, Project Revenue, Prerefunded, 9.2%, 12/15/2031, GTY: Harvard Pilgrim HealthCare, Inc.	17,000,000	18,517,760
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, Prerefunded, 9.15%, 12/15/2023, GTY: Harvard Pilgrim HealthCare, Inc.	3,000,000	3,266,700
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, ETM, Zero Coupon, 12/15/2014	27,680,000	27,250,683
Massachusetts, State College Building Authority Revenue:
Series B, 5.0%, 5/1/2037 (b)	4,500,000	5,087,700
Series B, 5.0%, 5/1/2043 (b)	4,125,000	4,641,120
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	28,800,000	31,582,656
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056*	314,524	1,664
Series A-2, 5.5%, 11/15/2046	63,235	38,872
Series A-1, 6.25%, 11/15/2031	1,182,967	915,474
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare Systems, Inc.:
Series K-1, 0.06% **, 7/1/2046, SPA: Wells Fargo Bank NA	13,500,000	13,500,000
Series L, 5.0%, 7/1/2036	13,680,000	15,021,871
Massachusetts, State Development Finance Agency, Resource Recovery Revenue, SEMASS Partnership:
Series A, 5.625%, 1/1/2015, INS: NATL	4,000,000	4,049,720
Series A, 5.625%, 1/1/2016, INS: NATL	2,750,000	2,784,265
Massachusetts, State General Obligation, Series B, 0.19% **, 3/1/2026, SPA: Bank of America NA	2,600,000	2,600,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/2022	9,000,000	12,143,610
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	14,285,000	15,020,392
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2014, INS: AMBAC	3,000,000	2,954,850
Series A, AMT, 5.5%, 1/1/2015, INS: AMBAC	3,000,000	2,928,120
Series A, AMT, 5.5%, 1/1/2016, INS: AMBAC	3,000,000	2,906,610
Massachusetts, State School Building Authority, Sales Tax Revenue, Series B, 5.25%, 10/15/2035	12,000,000	14,051,160
Massachusetts, State Water Resource Authority:
Series B, 5.0%, 8/1/2041	5,500,000	6,187,720
Series J, 5.5%, 8/1/2021, INS: AGMC	5,685,000	7,410,341
Massachusetts, Transportation/Tolls Revenue, Turnpike Authority, Series C, Zero Coupon, 1/1/2018, INS: NATL	10,000,000	8,652,100
Massachusetts, Water & Sewer Revenue, Water Authority, Series J, 5.5%, 8/1/2020, INS: AGMC (a)	14,315,000	18,495,123
Massachusetts, Water & Sewer Revenue, Water Resource Authority, Series A, ETM, 6.5%, 7/15/2019 (a)	13,710,000	16,600,479

		258,306,697
Michigan 2.2%
Detroit, MI, School District General Obligation, Series C, 5.25%, 5/1/2014, INS: FGIC	1,000,000	1,072,970
Detroit, MI, Sewer Disposal Revenue:
Series D, 0.989% ***, 7/1/2032, INS: AGMC	6,365,000	4,559,631
Series B, 7.5%, 7/1/2033, INS: AGMC	10,000,000	12,594,300
Detroit, MI, State General Obligation:
Series A-1, 5.375%, 4/1/2016, INS: NATL	2,760,000	2,762,705
Series A-1, 5.375%, 4/1/2018, INS: NATL	3,000,000	3,001,470
Detroit, MI, Water & Sewer Revenue, Series A, Zero Coupon, 7/1/2015, INS: FGIC, NATL	8,710,000	7,966,602
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	11,410,000	12,666,127
Michigan, State Building Authority Revenue, Facilities Program:
Series H, 5.125%, 10/15/2033	9,755,000	10,674,506
Series I, 6.0%, 10/15/2038	9,000,000	10,277,370
Michigan, State Grant Anticipation Bonds, 5.25%, 9/15/2023, INS: AGMC	7,500,000	8,500,500
Michigan, State Hospital Finance Authority Revenue, MidMichigan Health Obligation Group, Series A, 6.125%, 6/1/2039	4,000,000	4,449,240
Michigan, State Hospital Finance Authority Revenue, Trinity Health, Series A, 6.5%, 12/1/2033	10,000,000	11,721,400
Michigan, State Strategic Fund Ltd. Obligation Revenue, Consumers Energy Co., 0.11% **, 4/15/2018, LOC: Bank of Nova Scotia	7,000,000	7,000,000
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.25%, 9/1/2039	7,200,000	9,085,896
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.6%, 2/15/2013	290,000	295,762

		106,628,479
Minnesota 0.6%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	6,440,000	7,570,220
Minnesota, Tobacco Securitization Authority, Tobacco Settlement Revenue, Series B, 5.25%, 3/1/2031	9,000,000	9,807,750
University of Minnesota, Higher Education Revenue:
Series A, ETM, 5.75%, 7/1/2017	3,240,000	4,033,346
Series A, ETM, 5.75%, 7/1/2018 (a)	6,760,000	8,586,958

		29,998,274
Mississippi 0.6%
Mississippi, Development Bank Special Obligation, Department of Corrections, Series C, 5.25%, 8/1/2027	13,890,000	15,881,409
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.5%, 9/1/2031	5,000,000	5,165,150
Series A, 6.5%, 9/1/2032	7,420,000	8,222,473

		29,269,032
Missouri 0.4%
Cape Girardeau County, MO, Industrial Development Authority, Health Care Facilities Revenue, St. Francis Medical Center, Series A, 5.75%, 6/1/2039	2,150,000	2,354,315
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services, Series C, 5.0%, 2/1/2042	8,240,000	7,829,318
St. Louis, MO, Industrial Development Authority Revenue, Convention Center Hotel, Zero Coupon, 7/15/2016, INS: AMBAC	6,895,000	5,414,092
St. Louis, MO, State General Obligation Lease, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2015, INS: AMBAC	4,200,000	3,496,668

		19,094,393
Nebraska 0.1%
Omaha, NE, Public Power District Electric Revenue:
Series A, 5.5%, 2/1/2033	1,000,000	1,144,330
Series A, 5.5%, 2/1/2035	1,000,000	1,133,250
Series A, 5.5%, 2/1/2039	1,000,000	1,124,020

		3,401,600
Nevada 0.1%
Clark County, NV, Airport Revenue, Series B, 5.125%, 7/1/2036	5,000,000	5,369,800
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project, Second Tier, 7.375%, 1/1/2040 *	15,000,000	18,000

		5,387,800
New Hampshire 0.2%
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, 6.5%, 1/1/2031	10,000,000	11,751,600
New Jersey 3.1%
New Jersey, Economic Development Authority Revenue, Cigarette Tax:
5.5%, 6/15/2031	3,000,000	3,105,180
5.75%, 6/15/2034	2,455,000	2,544,043
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022, INS: NATL	7,140,000	7,730,121
Series A, 5.0%, 7/1/2023, INS: NATL	8,845,000	9,576,039
New Jersey, Garden State Preservation Trust, Open Space & Farm Land, Series 2005-A, 5.8%, 11/1/2023, INS: AGMC	5,000,000	5,870,650
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,000,000	984,600
New Jersey, State Transportation Trust Fund Authority:
Series B, 5.25%, 6/15/2036	15,940,000	17,887,390
Series A, 5.75%, 6/15/2020, INS: AMBAC	11,000,000	13,390,190
New Jersey, State Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems:
Series A, Zero Coupon, 12/15/2026	54,000,000	28,016,280
Series A, Zero Coupon, 12/15/2028	30,000,000	13,874,100
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series B, 5.5%, 6/15/2031	13,200,000	15,513,300
Series A, 6.0%, 6/15/2035	6,000,000	7,252,560
Series A, 6.0%, 12/15/2038	11,075,000	12,782,765
Series A, Prerefunded, 6.0%, 12/15/2038	5,925,000	7,911,238
New Jersey, State Turnpike Authority Revenue:
Series E, 5.25%, 1/1/2040	5,250,000	5,826,135
Series C-2005, 6.5%, 1/1/2016, INS: AMBAC	1,210,000	1,443,082
Series C-2005, ETM, 6.5%, 1/1/2016, INS: AMBAC	425,000	522,108

		154,229,781
New York 4.9%
Bethlehem, NY, Industrial Development Agency Revenue, 467 Delaware Avenue LLC Project, Series A, AMT, 0.17% **, 9/1/2033, LOC: Hudson River Bank & Trust Co.	1,045,000	1,045,000
Long Island, NY, Power Authority, Series 3A, 0.13% **, 5/1/2033, LOC: JPMorgan Chase Bank NA	3,900,000	3,900,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Home Aged Project, 0.14% **, 12/1/2040, LOC: HSBC Bank U.S.A. NA	2,905,000	2,905,000
Nassau, NY, Health Care Corp. Revenue, 0.12% **, 8/1/2029, LOC: TD Bank NA	5,900,000	5,900,000
New York, Higher Education Revenue, Dormitory Authority, Series B, 5.25%, 5/15/2019, INS: FGIC	6,000,000	6,965,520
New York, Higher Education Revenue, Dormitory Authority, City University, Series B, 6.0%, 7/1/2014, INS: FGIC	3,660,000	3,867,705
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,811,025
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,421,720
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	3,600,000	4,406,940
New York, State Dormitory Authority Revenues, Non-State Supported Debt, New York Law School, 0.12% **, 7/1/2038, LOC: TD Bank NA	1,800,000	1,800,000
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series F, 5.0%, 2/15/2035	5,000,000	5,581,500
Series A, 5.0%, 3/15/2038 (a)	8,750,000	9,583,000
Series C, 5.0%, 3/15/2041	10,000,000	11,141,900
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	4,655,000	5,067,526
New York, State General Obligation, Tobacco Settlement Financing Corp., Series A-1, 5.25%, 6/1/2022, INS: AMBAC	12,600,000	13,340,628
New York, State Housing Finance Agency Revenue, Capitol Green Apartments, Series A, AMT, 0.18% **, 5/15/2036, LIQ: Fannie Mae	4,000,000	4,000,000
New York, State Housing Finance Agency, RIP Van Winkle House LLC, Series A, 144A, AMT, 0.15% **, 11/1/2034, LIQ: Freddie Mac	7,700,000	7,700,000
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	40,000,000	44,965,600
New York, Transportation/Tolls Revenue, Transportation Authority, Series E, 5.5%, 11/15/2021, INS: NATL	6,000,000	6,176,820
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.875%, 6/15/2014	3,530,000	3,549,945
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	10,000,000	10,026,400
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 7.75%, 8/1/2031, GTY: AMR Corp.	9,000,000	8,538,030
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series FF-2, 5.0%, 6/15/2040	2,270,000	2,474,459
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second General Resolution, Series EE, 5.375%, 6/15/2043	11,250,000	12,784,162
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series D-1, 5.0%, 11/1/2038	10,000,000	11,251,900
New York, NY, General Obligation:
Series E, 0.13% **, 8/1/2034, LOC: Bank of America NA	5,000,000	5,000,000
Series D-1, 5.0%, 10/1/2033	25,000,000	28,523,500
Series D-1, 5.0%, 10/1/2034	5,000,000	5,678,300
Series I-1, 5.375%, 4/1/2036	7,000,000	7,980,000
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	2,000,000	2,149,680

		240,536,260
North Carolina 1.4%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,500,000	1,713,525
Charlotte, NC, Core City General Obligation, 5.5%, 8/1/2018	4,165,000	4,471,794
North Carolina, Electric Revenue, 5.25%, 1/1/2020, INS: NATL	4,000,000	4,152,080
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
6.0%, 1/1/2018, INS: AMBAC	8,775,000	10,795,093
Series B, 6.0%, 1/1/2022, INS: NATL	18,775,000	24,068,236
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, 6.25%, 12/1/2033	17,000,000	19,717,790
North Carolina, Municipal Power Agency, No. 1 Catawba Electric Revenue, Series A, 5.0%, 1/1/2030	5,410,000	5,959,980

		70,878,498
North Dakota 0.2%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	9,260,000	11,093,850
Ohio 1.4%
Akron, OH, Project Revenue, Economic Development, 6.0%, 12/1/2012, INS: NATL	350,000	364,763
Avon, OH, School District General Obligation, 6.5%, 12/1/2015, INS: AMBAC	940,000	1,121,702
Beavercreek, OH, School District General Obligation, Local School District, 6.6%, 12/1/2015, INS: FGIC, NATL	1,500,000	1,688,310
Big Walnut, OH, School District General Obligation, Local School District, Zero Coupon, 12/1/2012, INS: AMBAC	420,000	415,712
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	1,073,470
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	885,000	885,912
Cuyahoga County, OH, County General Obligation, 5.65%, 5/15/2018	500,000	587,020
Fayette County, OH, School District General Obligation, Rattlesnake Improvement Area Project, 5.9%, 12/1/2013	15,000	15,000
Finneytown, OH, Other General Obligation, Local School District, 6.2%, 12/1/2017, INS: FGIC, NATL	320,000	375,664
Franklin County, OH, Healthcare Facilities Revenue, Presbyterian Services, 5.5%, 7/1/2017	1,000,000	1,002,100
Franklin County, OH, School District General Obligation, 6.5%, 12/1/2013	270,000	289,210
Hancock County, OH, Hospital Revenue, Blanchard Valley Regional Health Center, 6.5%, 12/1/2030	14,425,000	17,147,574
Hilliard, OH, School District General Obligation, Series A, Zero Coupon, 12/1/2012, INS: FGIC, NATL	1,655,000	1,651,392
Huber Heights, OH, Water & Sewer Revenue, Zero Coupon, 12/1/2012, INS: NATL	1,005,000	999,282
Liberty Benton, OH, School District General Obligation, Zero Coupon, 12/1/2014, INS: AMBAC	570,000	545,051
Liberty, OH, School District General Obligation, Zero Coupon, 12/1/2012, INS: FGIC, NATL	255,000	253,195
Lorain County, OH, Lakeland Community Hospital, Inc., ETM, 6.5%, 11/15/2012	120,000	122,612
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, 6.5%, 11/15/2037	6,000,000	7,302,180
Ohio, Higher Education Revenue, Case Western Reserve University:
6.0%, 10/1/2014	1,000,000	1,133,930
Series B, 6.5%, 10/1/2020	2,250,000	2,798,122
Ohio, School District General Obligation, 6.0%, 12/1/2019, INS: AMBAC	475,000	570,304
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project:
Series 2010, 5.25%, 11/15/2035, INS: AGMC	7,500,000	8,065,950
Series 2010, 5.5%, 11/15/2030, INS: AGMC	4,000,000	4,417,640
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health System, Series B, 5.5%, 1/1/2039	13,600,000	14,873,096
Toledo, OH, Other General Obligation, Macy's Project, Series A, AMT, 6.35%, 12/1/2025, INS: NATL	1,000,000	1,002,260
Wayne, OH, School District General Obligation, 6.6%, 12/1/2016, INS: AMBAC	200,000	231,120
Wooster, OH, School District General Obligation, Zero Coupon, 12/1/2013, INS: AGMC	930,000	914,860

		69,847,431
Oklahoma 0.7%
Oklahoma, State Municipal Power Authority, Supply System Revenue, Series A, 6.0%, 1/1/2038	8,625,000	9,849,664
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023, INS: NATL	23,125,000	27,074,519

		36,924,183
Pennsylvania 3.1%
Allegheny County, PA, Airport Revenue, Pittsburgh International Airport:
Series A, AMT, 5.75%, 1/1/2013, INS: NATL	9,400,000	9,691,870
Series A-1, AMT, 5.75%, 1/1/2014, INS: NATL	10,500,000	11,112,150
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	11,800,000	13,014,220
Berks County, PA, Hospital & Healthcare Revenue, Municipal Authority, Reading Hospital & Medical Center Project, 5.7%, 10/1/2014, INS: NATL	540,000	575,014
Erie County, PA, Industrial Development Revenue, Pollution Control, Series A, 5.3%, 4/1/2012	1,000,000	1,003,280
Exter Township, PA, School District General Obligation, Zero Coupon, 5/15/2017, INS: FGIC, NATL	3,700,000	3,337,400
Latrobe, PA, Higher Education Revenue, Industrial Development Authority, 5.375%, 5/1/2013	430,000	440,135
Pennsylvania, Central Bradford Progress Authority Revenue, Guthrie Healthcare System, 5.375%, 12/1/2041	12,550,000	13,809,267
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority, Series A, ETM, 6.0%, 9/1/2019, INS: FGIC	2,200,000	2,747,536
Pennsylvania, State Turnpike Commission Revenue, Series B, 5.75%, 6/1/2039	32,000,000	35,696,960
Pennsylvania, State Turnpike Commission Revenue, Capital Appreciation, Series E, Step-up Coupon, 0% to 12/1/2017, 6.375% to 12/1/2038	40,000,000	35,401,600
Pennsylvania, State Turnpike Commission Revenue, Motor License Fund, Series A, 6.0%, 12/1/2036	3,000,000	3,627,930
Pennsylvania, Water & Sewer Revenue, 5.25%, 11/1/2014, INS: NATL	1,130,000	1,211,473
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,080,000	7,480,445
Philadelphia, PA, Water & Wastewater Revenue:
Series A, 5.25%, 1/1/2032	3,000,000	3,281,400
Series A, 5.25%, 1/1/2036	2,500,000	2,704,650
Pittsburgh, PA, Core City General Obligation, Series A, 5.5%, 9/1/2014, INS: AMBAC	810,000	848,613
Pittsburgh, PA, Water & Sewer System, ETM, 7.25%, 9/1/2014, INS: FGIC	55,000	60,236
Westmoreland County, PA, Project Revenue, Zero Coupon, 8/15/2017, INS: NATL	6,230,000	5,552,300

		151,596,479
Puerto Rico 2.8%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	13,650,000	14,773,532
Series A, 6.5%, 8/1/2044	35,000,000	41,221,600
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation:
Series A, Step-up Coupon, 0% to 8/1/2019, 6.25% to 8/1/2033	18,020,000	14,241,206
Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	55,000,000	53,849,400
Puerto Rico Commonwealth, Highway & Transportation Authority Revenue, 5.5%, 7/1/2028, INS: NATL	10,000,000	11,365,800

		135,451,538
Rhode Island 1.1%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, Brown University, Series A, 5.0%, 9/1/2039 (a)	13,000,000	14,354,080
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	10,000,000	11,557,900
Rhode Island, Project Revenue, Convention Center Authority, Series B, 5.25%, 5/15/2015, INS: NATL	18,040,000	18,945,788
Rhode Island, Tobacco Settlement Financing Corp., Series A, 6.125%, 6/1/2032	7,750,000	7,779,993

		52,637,761
South Carolina 1.0%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, 5.375%, 10/1/2039	7,500,000	7,969,650
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance:
5.75%, 8/1/2039	1,910,000	2,079,894
Series C, Prerefunded, 7.0%, 8/1/2030	6,885,000	7,518,902
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
Series A, ETM, 6.5%, 1/1/2016, INS: FGIC	430,000	523,293
6.75%, 1/1/2019, INS: FGIC, NATL	2,065,000	2,677,479
ETM, 6.75%, 1/1/2019, INS: FGIC	1,460,000	1,953,597
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	10,195,000	11,231,016
South Carolina, State Public Service Authority Revenue, Santee Cooper:
Series E, 5.0%, 1/1/2040 (a)	10,000,000	10,966,200
Series A, 5.375%, 1/1/2028	2,500,000	2,922,625

		47,842,656
South Dakota 0.1%
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.5%, 11/1/2040	3,000,000	3,287,340
Tennessee 1.0%
Jackson, TN, Hospital Revenue, Jackson-Madison Project:
5.5%, 4/1/2033	3,000,000	3,236,730
5.625%, 4/1/2038	4,550,000	4,914,000
5.75%, 4/1/2041	8,675,000	9,436,578
Knox County, TN, Hospital & Healthcare Revenue, Sanders Alliance:
5.75%, 1/1/2014, INS: NATL	2,000,000	2,139,380
6.25%, 1/1/2013, INS: NATL	4,000,000	4,150,080
Shelby County, TN, General Obligation:
Zero Coupon, 8/1/2014	4,920,000	4,833,359
ETM, Zero Coupon, 8/1/2014	45,000	44,432
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	10,000,000	10,218,900
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2019	7,000,000	7,724,780
Series A, 5.25%, 9/1/2021	2,000,000	2,202,380

		48,900,619
Texas 9.7%
Abilene, TX, Senior Care Revenue, Sears Methodist Retirement, Health Facilities Development, Series A, 5.875%, 11/15/2018	2,583,000	2,411,747
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A, 3.375%, 4/1/2027 (c)	21,335,000	11,788,014
Austin, TX, Water & Sewer Revenue, Utility Systems, Zero Coupon, 11/15/2012, INS: AMBAC	13,520,000	13,475,519
Cypress and Fairbanks, TX, School District General Obligation, Cypress-Fairbanks Texas Independent School District:
Series A, Zero Coupon, 2/15/2013	4,840,000	4,825,867
Series A, Zero Coupon, 2/15/2014	6,000,000	5,935,500
Dallas, TX, Waterworks & Sewer Systems Revenue, 5.0%, 10/1/2037	4,600,000	5,058,114
Harris County, TX, County General Obligation, Zero Coupon, 10/1/2017, INS: NATL	3,910,000	3,664,648
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, 7.25%, 12/1/2035	5,000,000	5,984,300
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	18,290,000	21,183,661
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2027, INS: FGIC, NATL	21,030,000	22,696,627
Series A, 5.5%, 7/1/2039	10,000,000	11,005,300
Houston, TX, Higher Education Finance Corp. Revenue, Rice University Project, Series A, 5.0%, 5/15/2040	11,185,000	12,684,349
Houston, TX, Utility Systems Revenue, First Lien, Series D, 5.0%, 11/15/2036	7,000,000	7,903,910
Houston, TX, Water & Sewer Revenue, Series C, Zero Coupon, 12/1/2012, INS: AMBAC	4,350,000	4,339,647
North Texas, Tollway Authority Revenue:
Series C, 5.25%, 1/1/2044	20,000,000	21,254,200
First Tier, Series A, 5.625%, 1/1/2033	6,500,000	7,138,755
Second Tier, Series F, 5.75%, 1/1/2033	12,210,000	13,282,282
Second Tier, Series F, 5.75%, 1/1/2038	16,500,000	17,797,890
First Tier, 6.0%, 1/1/2043	30,000,000	34,248,600
North Texas, Tollway Authority Revenue, Special Project Systems:
Series D, 5.0%, 9/1/2032	8,000,000	9,049,600
Series A, 6.0%, 9/1/2041	6,675,000	8,041,439
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series E, 0.12% **, 11/15/2050, LOC: Wells Fargo Bank NA	1,300,000	1,300,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.625%, 8/15/2035	10,000,000	11,009,500
Tarrant County, TX, Cultural Education Facilities Finance Corp., State Health Resources, 5.0%, 11/15/2040	19,325,000	20,696,882
Texas, Dallas/Fort Worth International Airport Revenue:
Series B, 5.0%, 11/1/2035 (b)	11,470,000	12,518,129
Series D, 5.0%, 11/1/2035	24,425,000	26,656,956
Series A, 5.25%, 11/1/2038	20,000,000	22,070,000
Series A, AMT, 5.5%, 11/1/2019, INS: NATL	20,000,000	21,076,400
Texas, Electric Revenue:
Zero Coupon, 9/1/2017, INS: NATL	5,880,000	5,390,490
ETM, Zero Coupon, 9/1/2017, INS: NATL	120,000	113,494
Texas, Electric Revenue, Municipal Power Agency, Zero Coupon, 9/1/2016, INS: NATL	18,300,000	17,299,356
Texas, Grapevine-Colleyville Independent School District Building:
5.0%, 8/15/2034	6,080,000	7,023,616
5.0%, 8/15/2035	6,130,000	7,032,581
5.0%, 8/15/2036	3,350,000	3,819,771
Texas, Lower Colorado River Authority, Transmission Contract Revenue, LCRA Transmission Services, 5.0%, 5/15/2040	20,000,000	21,394,200
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 1.066% ***, 12/15/2026	19,800,000	14,652,792
Series D, 6.25%, 12/15/2026	20,000,000	23,550,000
Texas, Municipal Power Agency, ETM, Zero Coupon, 9/1/2016, INS: NATL	375,000	361,879
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021	5,575,000	6,150,507
5.5%, 8/1/2025	2,750,000	3,021,563
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, 5.0%, 10/1/2035	2,400,000	2,682,936
Texas, State Technical University Revenue, Series A, 5.0%, 8/15/2037	5,400,000	6,077,646

		477,668,667
Utah 0.0%
Provo, UT, Electric Revenue, Series A, ETM, 10.375%, 9/15/2015, INS: AMBAC	735,000	869,909
Salt Lake City, UT, Core City General Obligation, 5.75%, 6/15/2014	25,000	25,118
Utah, Electric Revenue, Intermountain Power Agency, Series A, ETM, 5.0%, 7/1/2012, INS: NATL	280,000	281,176

		1,176,203
Virginia 0.5%
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, ETM, 6.125%, 7/1/2017, INS: NATL	5,500,000	6,491,980
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018, INS: AMBAC	3,000,000	3,550,050
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	7,760,000	9,354,059
Winchester, VA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.5%, 1/1/2015, INS: AMBAC	3,610,000	3,867,646

		23,263,735
Washington 2.7%
Chelan County, WA, Electric Revenue, Public Utilities, Columbia River Rock, Zero Coupon, 6/1/2014, INS: NATL	12,685,000	12,388,932
Clark County, WA, School District General Obligation, Zero Coupon, 12/1/2017, INS: FGIC, NATL	6,725,000	6,046,986
Port of Seattle, WA, Airport Revenue:
Series A, 5.0%, 8/1/2031 (b)	2,000,000	2,291,080
Series A, 5.0%, 8/1/2032 (b)	2,500,000	2,849,675
Series B, AMT, 6.0%, 2/1/2014, INS: NATL	4,000,000	4,378,680
Washington, State General Obligation:
Series 5, Zero Coupon, 1/1/2017, INS: FGIC, NATL	4,535,000	4,272,696
Series B, 5.0%, 2/1/2033	5,000,000	5,741,750
Series 2011A, 5.0%, 8/1/2033	20,000,000	23,288,600
Series A, 5.0%, 8/1/2035	12,190,000	13,893,187
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: Radian	5,240,000	5,430,212
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	7,035,000	7,462,376
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, 6.75%, 11/15/2041	12,175,000	14,407,773
Washington, State Motor Vehicle Tax-Senior 520, Corridor Toll Program:
Series C, 5.0%, 6/1/2032	7,725,000	8,975,368
Series C, 5.0%, 6/1/2033	6,000,000	6,918,720
Series C, 5.0%, 6/1/2041	11,000,000	12,298,990

		130,645,025
Wisconsin 1.3%
Milwaukee County, WI, Airport Revenue, Series A, 5.0%, 12/1/2034	7,000,000	7,503,370
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
Series B, ETM, 6.25%, 1/1/2022, INS: AMBAC	3,510,000	4,360,017
Series C, ETM, 6.25%, 1/1/2022, INS: AMBAC	6,135,000	7,690,406
Series AA, ETM, 6.5%, 6/1/2012, INS: NATL	3,000,000	3,048,300
Wisconsin, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Aurora Health Care, Inc., 6.875%, 4/15/2030	14,000,000	14,497,560
Wisconsin, State Health & Educational Facilities Authority Revenue, ProHealth Care, Inc., 6.625%, 2/15/2039	7,335,000	8,344,296
Wisconsin, State Health & Educational Facilities Authority Revenue, SSM Health Care Corp., Series A, 5.25%, 6/1/2034	2,000,000	2,170,520
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	13,235,000	14,208,567

		61,823,036

Total Municipal Bonds and Notes (Cost $4,205,857,624)		4,680,914,504
Municipal Inverse Floating Rate Notes (d) 13.1%
California 2.7%
California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (e)	10,700,000	12,215,965
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-4, 144A, 13.648%, 4/1/2031, Leverage Factor at purchase date: 3 to 1
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (e)	5,236,056	6,218,117
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2024 (e)	3,742,268	4,444,158
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2025 (e)	3,118,557	3,703,465
Trust: California, State Department of Water Resources Revenue, Series 2705, 144A, 12.537%, 12/1/2023, Leverage Factor at purchase date: 3 to 1
California, University of California Revenues, Series O, 5.25%, 5/15/2039 (e)	15,620,000	17,501,117
Trust: California, University of California Revenues, Series 3368-2, 144A, 18.93%, 5/15/2039, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Waste Water System Revenue, Series A, 5.375%, 6/1/2039 (e)	30,000,000	33,728,400
Trust: Los Angeles, CA, Series 3371-2, 144A, 19.43%, 6/1/2039, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Community College District, Election of 2008, Series A, 6.0%, 8/1/2033 (e)	30,000,000	35,870,700
Trust: Los Angeles, CA, Community College District, Series R-11728, 144A, 27.4%, 8/1/2033, Leverage Factor at purchase date: 5 to 1
San Francisco, CA, Bay Area Rapid Transportation District, Election of 2004, Series B, 5.0%, 8/1/2032 (e)	14,997,001	17,028,901
Trust: San Francisco, CA, Bay Area Rapid Transportation District, Series 3161, 144A, 13.597%, 8/1/2032, Leverage Factor at purchase date: 3 to 1

		130,710,823
District of Columbia 0.5%
District of Columbia, Income Tax Revenue, Series A, 5.5%, 12/1/2030 (e)	22,000,000	26,377,120
Trust: District of Columbia, Series 3369, 144A, 19.93%, 12/1/2030, Leverage Factor at purchase date: 4 to 1
Florida 1.4%
Florida, State Turnpike Authority Revenue, Department of Transportation, Series A, 5.0%, 7/1/2021 (e)	30,130,000	34,526,546
Trust: Florida, State Turnpike Authority Revenue, Series 2514, 144A, 43.6%, 7/1/2021, Leverage Factor at purchase date: 10 to 1
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2023, INS: AGMC (e)	3,740,000	4,096,292
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024, INS: AGMC (e)	3,915,000	4,287,964
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2025, INS: AGMC (e)	4,122,500	4,515,232
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2026, INS: AGMC (e)	4,317,500	4,728,808
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2032, INS: AGMC (e)	16,470,000	18,039,021
Trust: Miami-Dade County, FL, Series 2008-1160, 144A, 9.241%, 7/1/2023, Leverage Factor at purchase date: 2 to 1

		70,193,863
Louisiana 0.2%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (e)	3,023,487	3,421,144
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (e)	3,300,848	3,734,985
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (e)	3,663,166	4,144,957
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 3806, 144A, 9.328%, 5/1/2033, Leverage Factor at purchase date: 2 to 1

		11,301,086
Massachusetts 1.8%
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-2, 5.25%, 2/1/2034 (e)	20,000,000	23,853,200
Trust: Massachusetts, State Development Finance Agency Revenue, Harvard University, Series 4691, 144A, 10.02%, 2/1/2034, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2027 (e)	7,825,000	8,842,397
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2033 (e)	3,000,000	3,390,056
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2038 (e)	2,750,000	3,107,552
Trust: Massachusetts, State General Obligation, Series 2008-1203, 144A, 14.791%, 8/1/2027, Leverage Factor at purchase date: 3 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026, INS: AGMC (e)	20,000,000	23,581,400
Trust: Massachusetts, State General Obligation, Series 2022-1, 144A, 43.25%, 8/1/2026, Leverage Factor at purchase date: 10 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2027, INS: AGMC (e)	20,000,000	23,581,400
Trust: Massachusetts, State General Obligation, Series 2022-2, 144A, 43.25%, 8/1/2027, Leverage Factor at purchase date: 10 to 1

		86,356,005
Nevada 1.4%
Clark County, NV, General Obligation, 5.0%, 6/1/2028 (e)	6,252,645	6,905,363
Clark County, NV, General Obligation, 5.0%, 6/1/2029 (e)	6,565,277	7,250,632
Clark County, NV, General Obligation, 5.0%, 6/1/2030 (e)	6,372,122	7,037,313
Trust: Clark County, NV, General Obligation, Series 3158, 144A, 13.593%, 6/1/2028, Leverage Factor at purchase date: 3 to 1
Clark County, NV, School District, Series C, 5.0%, 6/15/2021 (e)	16,118,519	18,367,272
Clark County, NV, School District, Series C, 5.0%, 6/15/2022 (e)	16,841,398	19,191,002
Clark County, NV, School District, Series C, 5.0%, 6/15/2023 (e)	10,876,807	12,394,269
Trust: Clark County, NV, School Improvements, Series 2008-1153, 144A, 9.241%, 6/15/2021, Leverage Factor at purchase date: 2 to 1

		71,145,851
New York 1.1%
New York, State Dormitory Authority Revenues, Columbia University, 5.0%, 7/1/2038 (e)	27,925,000	31,153,467
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series R-11722-1, 144A, 18.041%, 7/1/2038, Leverage Factor at purchase date: 4 to 1
New York, NY, General Obligation, Series C-1, 5.0%, 10/1/2024, INS: AGMC (e)	19,425,000	22,183,999
Trust: New York, NY, Series 2008-1131, 144A, 9.202%, 10/1/2024, Leverage Factor at purchase date: 2 to 1

		53,337,466
North Carolina 0.5%
North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series B, 5.0%, 10/1/2038, INS: AGMC (e)	20,000,000	22,557,200
Trust: North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series 3333, 144A, 17.9%, 10/1/2038, Leverage Factor at purchase date: 4 to 1
Ohio 0.8%
Columbus, OH, General Obligation, Series A, 5.0%, 9/1/2021 (e)	8,725,000	10,298,058
Columbus, OH, General Obligation, Series A, 5.0%, 9/1/2022 (e)	8,725,000	10,298,059
Trust: Columbus, OH, General Obligation, Series 2365, 144A, 17.98%, 9/1/2021, Leverage Factor at purchase date: 4 to 1
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (e)	6,032,233	6,582,966
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (e)	10,287,087	11,226,279
Trust: Ohio, State Higher Educational Revenue, Series 3139, 144A, 14.459%, 1/1/2028, Leverage Factor at purchase date: 3 to 1

		38,405,362
Tennessee 1.5%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2027 (e)	21,793,305	24,729,983
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 17.985%, 1/1/2027, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2026 (e)	20,800,000	23,735,504
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 17.99%, 1/1/2026, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2028 (e)	21,610,075	24,407,059
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 17.998%, 1/1/2028, Leverage Factor at purchase date: 4 to 1

		72,872,546
Texas 1.2%
Dallas, TX, Water Works & Sewer Systems Revenue, 5.0%, 10/1/2035 (e)	10,000,000	11,346,200
Trust: Dallas, TX, Water Works & Sewer Systems Revenue, Series 3742, 144A, 9.33%, 10/1/2035, Leverage Factor at purchase date: 2 to 1
Harris County, TX, Flood Control District, Series A, 5.0%, 10/1/2034 (e)	5,500,000	6,280,340
Trust: Harris County, TX, Flood Control District, Series 4692, 144A, 9.52%, 10/1/2034, Leverage Factor at purchase date: 2 to 1
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2022 (e)	3,000,000	3,397,282
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2027 (e)	7,425,000	8,408,273
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2028 (e)	6,540,000	7,406,075
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2029 (e)	7,000,000	7,926,992
Trust: San Antonio, TX, Electric & Gas Revenue, Series 2008-1150, 144A, 9.242%, 2/1/2022, Leverage Factor at purchase date: 2 to 1
Texas, Water Development Board Revenue, Series B, 5.25%, 7/15/2026 (e)	10,000,000	11,961,800
Trust: Texas, Water Development Board, Series 2008-1173, 144A, 18.6%, 7/15/2026, Leverage Factor at purchase date: 4 to 1

		56,726,962

Total Municipal Inverse Floating Rate Notes (Cost $576,647,287)		639,984,284

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,782,504,911) †	108.4	5,320,898,788
Other Assets and Liabilities, Net	(8.4)	(410,535,087)

Net Assets	100.0	4,910,363,701

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project, Second Tier*	7.375%	1/1/2040	15,000,000	14,314,437	18,000
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT	7.75%	8/1/2031	9,000,000	8,659,800	8,538,030
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A (c)	3.375%	4/1/2027	21,335,000	21,337,200	11,788,014
				44,311,437	20,344,044

* Non-income producing security. Issuer has defaulted on the payment of principal or interest.
**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 29, 2012.

***
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 29, 2012.

†
The cost for federal income tax purposes was $4,772,049,481.  At February 29, 2012, net unrealized appreciation for all securities based on tax cost was $548,849,307.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $583,906,967 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $35,057,660.

(a) At February 29, 2012, this security has been pledged, in whole or in part, as collateral for open interest rate swap contracts.
(b) When-issued security.
(c) Partial interest paying security. The rate shown represents 50% of the original coupon rate.
(d) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(e) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.
SPA: Standby Bond Purchase Agreement

At February 29, 2012, open interest rate swaps contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)
8/3/2012 8/3/2029	9,650,0001	Fixed — 3.99%	Floating — LIBOR	(1,820,986)	—	(1,820,986)
5/14/2012 5/12/2031	44,250,0001	Fixed — 4.19%	Floating — LIBOR	(10,385,378)	—	(10,385,378)
5/14/2012 5/13/2031	44,300,0001	Fixed — 4.19%	Floating — LIBOR	(10,397,702)	—	(10,397,702)
5/16/2012 5/16/2031	46,000,0001	Fixed — 4.25%	Floating — LIBOR	(11,213,489)	—	(11,213,489)
5/16/2012 5/16/2031	27,750,0001	Fixed — 4.186%	Floating — LIBOR	(6,491,899)	—	(6,491,899)
5/17/2012 5/17/2031	27,250,0001	Fixed — 4.1%	Floating — LIBOR	(6,013,328)	—	(6,013,328)
5/11/2012 5/11/2032	10,150,0002	Fixed — 4.173%	Floating — LIBOR	(2,410,708)	—	(2,410,708)
4/27/2012 4/27/2033	16,200,0003	Fixed — 4.369%	Floating — LIBOR	(4,475,904)	—	(4,475,904)
Total unrealized depreciation					(53,209,394)

Counterparties:
1	JPMorgan Chase Securities, Inc.
2	Merrill Lynch & Co., Inc.
3	Citigroup, Inc.
LIBOR: London InterBank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(f)	$—	$5,320,898,788	$—	$5,320,898,788
Total	$—	$5,320,898,788	$—	$5,320,898,788
Liabilities
Derivatives(g)	$—	$(53,209,394)	$—	$(53,209,394)
Total	$—	$(53,209,394)	$—	$(53,209,394)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended February 29, 2012.
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of February 29, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$(53,209,394)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Managed Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2012